Variable Appreciable Life®
AN INDIVIDUAL, FLEXIBLE PREMIUM, VARIABLE LIFE INSURANCE CONTRACT

Issued by
The Prudential Insurance Company of America
With Variable Investment Options offered in connection with its
The Prudential Variable Appreciable Account

Updating Summary Prospectus
May 1, 2026

This summary prospectus summarizes certain aspects of the Contract. The prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.Prudential.com/eProspectus. You can also obtain this information at no cost by calling 800-778-2255 or contacting your Prudential representative.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.

In compliance with U.S. law, Prudential delivers this prospectus to Contract Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to Contract Owners while outside of the United States.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges For Early Withdrawals
If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0 to $32.50 per $1,000 of Face Amount. The maximum charge on a withdrawal that reduces the Face Amount by $100,000 is $3,250. The surrender charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Face Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of the prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes, and other charges that are based on premiums), transfer fees, withdrawal fees, and fees for decreases in the Face Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of the prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.28%	1.01%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of the prospectus and APPENDIX A, which is part of the prospectus and included below.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of the prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Prudential. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUDENTIAL INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of the prospectus.

Contract Lapse
If a Scheduled Premium is not paid, and the Contract Fund on any Monthly Date is less than the Tabular Contract Fund, the Contract will go into default. Poor investment performance, deductions of more than the maximum permissible charges, or the previous payment of less than the Scheduled Premiums are some of the factors that could cause your Contract to lapse. If your Contract does lapse, it may still provide some benefits.
Generally, a Contract that has lapsed may be reinstated unless the Contract has been surrendered for its Cash Surrender Value. For Contracts issued before September 1, 1988, a Contract that has lapsed may be reinstated within three years from the date of default. For Contracts issued after September 1, 1988, a Contract that has lapsed may be reinstated within five years from the date of default. Please refer to your Contract for exact dates. To reinstate a lapsed contract, we require completion of certain conditions including submission of certain payments due under the Contract. For more information, please refer to the LAPSE AND REINSTATEMENT section of the prospectus.

RESTRICTIONS
Investments
If the Contract is not in default, you may, up to 4 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year and only within 31 days beginning on the Contract Anniversary. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option is the greater of: (a) 25% of the amount in the Fixed Rate Option; or (b) $2,000. Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute Variable Investment Options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of the prospectus and, for a list of Variable Investment Options, see APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses. Some riders are not available in conjunction with other riders and other restrictions may apply. For more information on optional benefits under the Contract, please refer to the RIDERS section of the prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. The Scheduled Premium will vary by Issue Age, sex, smoker/non smoker, substandard rating class, and any riders selected by the Contract Owner. The Commissionable Target Premium will vary by Issue Age, sex, underwriting class and rating class of the insured, any extra risk charges, or additional riders selected by the Contract Owner. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of the prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.

APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2025
			1 year	5 year	10 year
Large-Cap Blend	AST Large-Cap Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC.; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.84%	14.88%	13.25%	12.47%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.73%^	22.03%	10.04%	11.41%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	12.16%	7.20%	8.19%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.62%	13.16%	9.06%	9.26%
Money Market	PSF PGIM Government Money Market Portfolio(Class I) - PGIM Investments LLC / PGIM Fixed Income	0.32%	4.05%	3.06%	1.96%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.90%	4.85%	6.92%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.46%^	18.52%	12.33%	13.96%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	14.27%	10.69%	16.62%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.43%	16.88%	13.90%	11.39%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	7.80%	0.14%	3.17%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	5.69%	6.97%	9.52%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.28%	17.56%	14.09%	14.51%
^The Fund’s annual current expense reflects temporary fee reductions.

GLOSSARY: Definitions Of Special Terms Used In This Summary Prospectus
Cash Surrender Value – The amount payable to the Contract Owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract Debt and minus any applicable surrender charges.
Contract – The individual variable life insurance Contract described in this summary prospectus and the prospectus.
Contract Anniversary – The same date as the Contract Date in each later year.
Contract Date – The date the Contract is effective, as specified in the Contract.
Contract Debt – The principal amount of all outstanding loans plus any interest accrued thereon.
Contract Fund – The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the Variable Investment Options and the Fixed Rate Option, and the principal amount of any Contract Debt plus any interest earned thereon.
Contract Owner – You. Unless a different owner is named in the application, the owner of the Contract is the insured.
Contract Year – A year that starts on the Contract Date or on a Contract Anniversary.
Death Benefit – The amount payable upon the death of the insured before the deduction of any outstanding Contract Debt.
Face Amount – The amounts of life insurance as shown in the Contract's schedule of Face Amounts, including any applicable increases.
Fixed Rate Option – An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 4%. Also referred to in the Contract as the fixed investment option.
Fund/Portfolio – These are terms that may be used interchangeably and represent the underlying investments held in the Account.
Issue Age – The insured's age as of the Contract Date.
Monthly Date – The Contract Date and the same date in each subsequent month.
Scheduled Premiums – The amounts set forth in your Contract which is payable annually, semi-annually, quarterly or monthly. If you make this payment on time, it may prevent your policy from lapsing due to unfavorable investment experience.
Tabular Contract Fund – A guideline representing the amount that would be in the Contract Fund if all Scheduled Premiums are paid on their due dates, there are no unscheduled premiums paid, there are no withdrawals, the investment options you have chosen earn exactly a uniform rate of return of 4% per year, and we have deducted the maximum mortality, sales load and expense charges.
The Prudential Insurance Company of America – Prudential, us, we, our. The company offering the Contract.
Variable Investment Options – The investment options of The Prudential Variable Appreciable Account. This represent the investments and/or underlying investments, held in the Account which, if available, you may select for your Contract.

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To Learn More About:

Variable Appreciable Life®
issued by
The Prudential Insurance Company of America
751 Broad Street
Newark, New Jersey 07102

We have filed with the Securities and Exchange Commission a prospectus and a statement of additional information (“SAI”) dated May 1, 2026, under the Securities Act of 1933, Registration No. 033-20000, that include additional information about the Contract, the company, and The Prudential Variable Appreciable Account. The prospectus and SAI are incorporated by reference into this summary prospectus. The SEC maintains a website (www.SEC.gov) that contains the Variable Appreciable Life® prospectus, SAI, material incorporated by reference, and other information about us; copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: PublicInfo@SEC.gov.
You can call us at 800-778-2255 to ask us questions, request information about the Contract, and obtain copies of the prospectus, SAI, or other documents without charge. You can also view the SAI located with the prospectus at www.Prudential.com/eProspectus, or request a copy by writing to us at the address above.

EDGAR Class/Contract Identifier: C000002100
Investment Company Act of 1940, Registration No. 811-05466